Related Party Transactions And Balances (Tables)	12 Months Ended
Jul. 31, 2026
Related Party Transactions and Balances [Abstract]
Schedule of Related Party Transactions and Balances
	As of July 31,
	2026	2025
Due to Mr. Sasaki	$5,925	$—
Due to other management members	4,444	47,688
Total due to related parties	$10,369	$47,688
Due from CTW (BVI) LTD.	$1,700	$—
Due from G123 Cayman	3,403	—
Due from Mr. Tong	4,444	—
Total due from related parties	$9,547	$—